Vanguard California Tax-Exempt Bond ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard California Tax-Exempt Bond ETF - ETF Shares	Nov. 30, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.06%

[1]	The expense information shown in the table has been restated to reflect current fees.